Loans (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 746,093,809	$ 751,218,462	$ 747,050,011
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	50,960,265	48,107,448	55,684,492
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	16,689,444	10,665,938	6,210,953
Commercial Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	51,258,970	52,738,783	53,808,056
Residential Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	11,220,683	6,549,260	5,852,238
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	332,230,847	341,783,538	334,386,177
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	203,752,620	206,257,927	203,844,522
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	49,950,984	47,034,426	49,056,861
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	22,820,314	25,675,560	29,777,776
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 7,209,682	$ 12,405,582	$ 8,428,936